UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-22047

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Global Dynamic Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2014

DATE OF REPORTING PERIOD: January 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (33.9%)
	Consumer Discretionary (6.1%)
1,050,000	Bon-Ton Department Stores, Inc.^µ 8.000%, 06/15/21	$1,018,500
180,000	Claire’s Stores, Inc.^* 7.750%, 06/01/20	156,600
556,000	Cooper Tire & Rubber Companyµ 8.000%, 12/15/19	608,820
4,180,000	Dana Holding Corp.µ 6.750%, 02/15/21	4,522,237
	DISH DBS Corp.µ
1,520,000	5.875%, 07/15/22	1,524,750
1,480,000	5.125%, 05/01/20	1,482,775
900,000	Dufry Finance, SCAµ* 5.500%, 10/15/20	929,250
959,000	Golden Nugget Escrow, Inc.* 8.500%, 12/01/21	980,578
	Goodyear Tire & Rubber Companyµ
4,714,000	8.250%, 08/15/20	5,247,271
1,000,000	7.000%, 05/15/22	1,091,250
	Icahn Enterprises, LP*
1,286,000	5.875%, 02/01/22	1,277,963
720,000	6.000%, 08/01/20	739,800
175,000	4.875%, 03/15/19	174,781
	Jaguar Land Rover Automotive, PLCµ*
2,000,000	8.125%, 05/15/21	2,277,500
1,730,000	L Brands, Inc.µ 6.950%, 03/01/33	1,712,700
2,000,000	Liberty Interactive, LLCµ 8.500%, 07/15/29	2,133,750
	Meritage Homes Corp.µ
1,367,000	7.000%, 04/01/22	1,466,107
800,000	7.150%, 04/15/20	874,000
	Neiman Marcus Group LTD, LLC*
210,000	8.750%, 10/15/21^	221,025
170,000	8.000%, 10/15/21	178,394
1,400,000	Outerwall, Inc.µ 6.000%, 03/15/19	1,443,750
330,000	Quiksilver, Inc. / QS Wholesale, Inc.µ* 7.875%, 08/01/18	359,494
1,710,000	Royal Caribbean Cruises, Ltd.^µ 7.500%, 10/15/27	1,828,631
960,000	Ryland Group, Inc.µ 5.375%, 10/01/22	925,800
	Sally Holdings, LLC / Sally Capital, Inc.µ
330,000	5.500%, 11/01/23	326,288
200,000	5.750%, 06/01/22	203,625
	Service Corp. Internationalµ
1,120,000	5.375%, 01/15/22*	1,137,500
1,000,000	8.000%, 11/15/21	1,151,875

		35,995,014

	Consumer Staples (1.0%)
330,000	Alphabet Holding Company, Inc.µ* 7.750%, 11/01/17	341,963
4,963,000	Post Holdings, Inc.µ 7.375%, 02/15/22	5,285,595

PRINCIPAL AMOUNT		VALUE

130,000	7.375%, 02/15/22*	$138,531

		5,766,089

	Energy (8.0%)
1,776,000	Atwood Oceanics, Inc.µ 6.500%, 02/01/20	1,902,540
1,500,000	Berry Petroleum Company 6.375%, 09/15/22	1,528,125
830,000	Bonanza Creek Energy, Inc.µ 6.750%, 04/15/21	869,425
580,000	BreitBurn Energy Partners, LP / BreitBurn Finance Corp.µ
	7.875%, 04/15/22	619,513
749,000	Bristow Group, Inc.µ 6.250%, 10/15/22	794,408
2,500,000	Calfrac Holdings, LPµ* 7.500%, 12/01/20	2,601,562
	Calumet Specialty Products Partners, LP
2,000,000	9.375%, 05/01/19µ	2,222,500
1,000,000	7.625%, 01/15/22	1,058,125
	Carrizo Oil & Gas, Inc.µ
2,500,000	8.625%, 10/15/18	2,706,250
750,000	7.500%, 09/15/20	821,250
2,000,000	Cimarex Energy Companyµ 5.875%, 05/01/22	2,143,750
1,200,000	Drill Rigs Holdings, Inc.* 6.500%, 10/01/17	1,285,500
900,000	Energy Transfer Equity, LPµ 5.875%, 01/15/24	901,125
185,000	Forum Energy Technologies, Inc.µ* 6.250%, 10/01/21	194,944
3,000,000	Gulfmark Offshore, Inc.µ 6.375%, 03/15/22	3,033,750
1,000,000	Holly Energy Partners, LPµ 6.500%, 03/01/20	1,048,750
	Linn Energy, LLCµ
3,000,000	7.750%, 02/01/21	3,181,875
1,000,000	7.000%, 11/01/19*	1,016,875
450,000	Midstates Petroleum Company, Inc. / Midstates Petroleum Company, LLCµ 10.750%, 10/01/20	489,938
	Oasis Petroleum, Inc.µ
1,940,000	6.500%, 11/01/21	2,074,587
1,250,000	6.875%, 01/15/23	1,345,312
1,410,000	Pacific Drilling, SA* 5.375%, 06/01/20	1,412,644
800,000	Petroleum Geo-Services, ASAµ* 7.375%, 12/15/18	859,000
730,000	Pioneer Energy Services Corp.µ 9.875%, 03/15/18	772,431
4,000,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	4,402,500
1,200,000	Swift Energy Companyµ 8.875%, 01/15/20	1,275,750
750,000	Trinidad Drilling, Ltd.µ* 7.875%, 01/15/19	804,844
4,500,000	W&T Offshore, Inc.µ 8.500%, 06/15/19	4,815,000
700,000	Western Refining, Inc.µ 6.250%, 04/01/21	714,000

		46,896,273

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Financials (1.9%)
2,335,000	AON Corp.µ 8.205%, 01/01/27	$2,854,748
520,000	DuPont Fabros Technology, LPµ 5.875%, 09/15/21	539,500
1,200,000	Jefferies Finance, LLCµ* 7.375%, 04/01/20	1,260,750
975,000	Michael Baker International, LLC / CDL Acquisition Company, Inc.µ* 8.250%, 10/15/18	1,012,172
4,000,000	Neuberger Berman Group LLCµ* 5.875%, 03/15/22	4,220,000
	Nuveen Investments, Inc.*
550,000	9.500%, 10/15/20^	567,531
550,000	9.125%, 10/15/17	563,750

		11,018,451

	Health Care (3.3%)
2,000,000	Alere, Inc. 6.500%, 06/15/20	2,068,750
	Community Health Systems, Inc.
3,440,000	7.125%, 07/15/20µ	3,678,650
400,000	6.875%, 02/01/22*	411,250
2,000,000	Endo Health Solutions, Inc. 7.000%, 07/15/19	2,138,750
2,520,000	Hologic, Inc.µ 6.250%, 08/01/20	2,638,125
515,000	Salix Pharmaceuticals, Ltd.µ* 6.000%, 01/15/21	538,497
4,000,000	Teleflex, Inc.µ 6.875%, 06/01/19	4,217,500
	Valeant Pharmaceuticals International, Inc.µ*
1,400,000	7.250%, 07/15/22	1,526,875
1,300,000	7.000%, 10/01/20	1,405,625
600,000	VPII Escrow Corp.* 6.750%, 08/15/18	659,250

		19,283,272

	Industrials (4.3%)
1,935,000	ACCO Brands Corp.^ 6.750%, 04/30/20	1,925,325
3,300,000	Belden, Inc.µ* 5.500%, 09/01/22	3,240,187
1,300,000	Deluxe Corp.µ 6.000%, 11/15/20	1,346,312
688,000	Dycom Investments, Inc.µ 7.125%, 01/15/21	726,700
750,000	Garda World Security Corp.* 7.250%, 11/15/21	773,906
1,530,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	1,666,744
980,000	Meritor, Inc.µ 6.750%, 06/15/21	1,024,713
1,800,000	Navistar International Corp.µ 8.250%, 11/01/21	1,859,625
3,000,000	Rexel, SAµ* 6.125%, 12/15/19	3,140,625
	Terex Corp.µ
1,540,000	6.500%, 04/01/20	1,657,425
1,020,000	6.000%, 05/15/21	1,060,163
837,000	TransDigm Group, Inc.µ 7.750%, 12/15/18	896,636
1,400,000	United Continental Holdings, Inc.^ 6.375%, 06/01/18	1,470,875

PRINCIPAL AMOUNT		VALUE

4,000,000	United Rentals North America, Inc.µ 7.625%, 04/15/22	$4,512,500

		25,301,736

	Information Technology (3.6%)
300,000	ACI Worldwide, Inc.µ* 6.375%, 08/15/20	309,750
1,050,000	Activision Blizzard, Inc.µ* 5.625%, 09/15/21	1,088,063
	Amkor Technology, Inc.
1,900,000	6.375%, 10/01/22µ	1,951,063
707,000	6.625%, 06/01/21^	739,699
387,000	ConvaTec Finance International, SA* 8.250%, 01/15/19	399,819
2,000,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	2,261,250
3,197,000	iGATE Corp.^ 9.000%, 05/01/16	3,390,818
2,500,000	Nuance Communications, Inc.µ* 5.375%, 08/15/20	2,450,000
400,000	NXP Semiconductors, NV* 5.750%, 03/15/23	401,500
3,500,000	Sanmina Corp.µ* 7.000%, 05/15/19	3,725,312
1,210,000	Sungard Data Systems, Inc.µ 6.625%, 11/01/19	1,270,500
3,000,000	ViaSat, Inc.µ 6.875%, 06/15/20	3,168,750

		21,156,524

	Materials (2.8%)
449,000	Chemtura Corp.µ 5.750%, 07/15/21	459,664
3,500,000	FMG Resources^* 8.250%, 11/01/19	3,867,500
900,000	FQM (Akubra), Inc.µ* 8.750%, 06/01/20	1,026,562
1,000,000	INEOS Group Holdings, SA^µ* 6.125%, 08/15/18	1,028,125
	New Gold, Inc.µ*
3,000,000	7.000%, 04/15/20	3,065,625
750,000	6.250%, 11/15/22	722,813
	Sealed Air Corp.µ*
1,290,000	8.125%, 09/15/19	1,444,800
530,000	5.250%, 04/01/23	524,369
500,000	Steel Dynamics, Inc.^ 5.250%, 04/15/23	507,500
1,730,000	Trinseo Op/ Trinseo Finance, Inc.* 8.750%, 02/01/19	1,775,412
1,635,000	United States Steel Corp.^ 6.875%, 04/01/21	1,725,947

		16,148,317

	Telecommunication Services (1.6%)
666,000	CenturyLink, Inc.µ 6.750%, 12/01/23	680,089
1,563,000	Frontier Communications Corp.µ 7.625%, 04/15/24	1,553,231
	Intelsat, SA*
3,260,000	7.750%, 06/01/21	3,506,537
220,000	8.125%, 06/01/23	238,975
1,530,000	MetroPCS Wireless, Inc.* 6.625%, 04/01/23	1,587,375

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Sprint Corp.µ*
1,035,000		7.875%, 09/15/23	$1,106,156
420,000		7.125%, 06/15/24	424,463
305,000		7.250%, 09/15/21	329,019

			9,425,845

		Utilities (1.3%)
1,050,000		AES Corp.µ 7.375%, 07/01/21	1,164,188
1,215,000		AmeriGas Finance Corp.^ 7.000%, 05/20/22	1,321,312
		Calpine Corp.*
3,996,000		7.875%, 01/15/23	4,413,082
872,000		7.500%, 02/15/21µ	955,385

			7,853,967

		TOTAL CORPORATE BONDS (Cost $190,723,166)	198,845,488

CONVERTIBLE BONDS (25.5%)
		Consumer Discretionary (3.9%)
1,500,000		Iconix Brand Group, Inc. 2.500%, 06/01/16	1,963,695
		Jarden Corp.
1,900,000		1.500%, 06/15/19^*	2,309,745
1,500,000		1.875%, 09/15/18	2,101,958
4,000,000		Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)µ*§ 0.750%, 03/30/43	4,854,960
1,550,000		Liberty Media Corp.* 1.375%, 10/15/23	1,442,112
5,200,000		MGM Resorts Internationalµ 4.250%, 04/15/15	7,320,378
670,000		Standard Pacific Corp.µ 1.250%, 08/01/32	870,199
1,200,000	EUR	Steinhoff Finance Holding GmbH 4.500%, 03/31/18	1,884,401

			22,747,448

		Energy (1.4%)
3,115,700	EUR	CGG 1.750%, 01/01/16	1,145,439
2,000,000		Chesapeake Energy Corp.^µ 2.750%, 11/15/35	2,092,870
1,000,000		Newpark Resources, Inc.~ 4.000%, 10/01/17	1,276,160
		Technip, SAµ
1,950,000	EUR	0.500%, 01/01/16	2,306,350
1,150,000	EUR	0.250%, 01/01/17	1,535,239

			8,356,058

		Financials (4.4%)
		Ares Capital Corp.
2,300,000		4.750%, 01/15/18	2,467,279
1,278,000		5.750%, 02/01/16µ	1,384,764
4,000,000	EUR	Azimut Holding S.p.A. 2.125%, 11/25/20	5,786,745
1,100,000		IAS Operating Partnership, LP* 5.000%, 03/15/18	1,048,614
3,700,000	EUR	Industrivarden, AB 1.875%, 02/27/17	5,427,578
1,050,000	EUR	2.500%, 02/27/15	1,751,414

PRINCIPAL AMOUNT			VALUE

		MGIC Investment Corp.
1,700,000		5.000%, 05/01/17	$1,949,704
1,375,000		2.000%, 04/01/20	1,923,824
930,000		Portfolio Recovery Associates, Inc.* 3.000%, 08/01/20	1,007,148
1,500,000		ProLogis, LPµ 3.250%, 03/15/15	1,718,453
1,000,000		Starwood Property Trust, Inc. 4.550%, 03/01/18	1,146,160

			25,611,683

		Health Care (4.7%)
		BioMarin Pharmaceutical, Inc.
1,163,000		0.750%, 10/15/18	1,246,329
1,097,000		1.500%, 10/15/20	1,190,953
3,800,000		Cubist Pharmaceuticals, Inc.^* 1.875%, 09/01/20	4,504,292
17,460,000	SEK	Elekta, AB 2.750%, 04/25/17	3,235,541
950,000		Emergent Biosolutions, Inc.* 2.875%, 01/15/21	995,125
699,000		Fluidigm Corp. 2.750%, 02/01/34	772,395
1,500,000		Hologic, Inc.µ‡ 2.000%, 12/15/37	1,717,080
343,000		Illumina, Inc.* 0.250%, 03/15/16	631,456
455,000		Incyte Corp, Ltd.* 1.250%, 11/15/20	662,384
2,000,000		LifePoint Hospitals, Inc.^µ 3.500%, 05/15/14	2,134,280
1,679,000		Medidata Solutions, Inc.* 1.000%, 08/01/18	2,213,039
424,000		Molina Healthcare, Inc.* 1.125%, 01/15/20	458,997
1,600,000		Salix Pharmaceuticals, Ltd.^µ 1.500%, 03/15/19	2,569,832
3,800,000		WellPoint, Inc.µ 2.750%, 10/15/42	4,940,532

			27,272,235

		Industrials (0.8%)
593,000		Air Lease Corp.^ 3.875%, 12/01/18	815,891
170,000,000	JPY	Nidec Corp. 0.000%, 09/18/15	1,980,842
1,500,000		Trinity Industries, Inc.µ 3.875%, 06/01/36	2,050,402

			4,847,135

		Information Technology (9.4%)
3,000,000		Ciena Corp.^µ* 3.750%, 10/15/18	4,274,505
1,900,000		Concur Technologies, Inc.* 0.500%, 06/15/18	2,448,919
1,000,000		Cornerstone OnDemand, Inc.* 1.500%, 07/01/18	1,262,580
2,800,000		Dialog Semiconductor, PLC 1.000%, 04/12/17	2,963,746
391,000		Electronic Arts, Inc. 0.750%, 07/15/16	434,982
1,300,000		Finisar Corp.* 0.500%, 12/15/33	1,388,439
1,900,000		InvenSense, Inc.* 1.750%, 11/01/18	2,163,939

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

2,700,000	JDS Uniphase Corp.^* 0.625%, 08/15/33	$2,767,243
1,500,000	Mentor Graphics Corp. µ 4.000%, 04/01/31	1,821,135
3,050,000	Micron Technology, Inc.µ 1.875%, 06/01/14	4,918,811
1,900,000	Netsuite, Inc.^* 0.250%, 06/01/18	2,131,411
300,000	Photronics, Inc.µ 3.250%, 04/01/16	323,969
3,800,000	Salesforce.com, Inc.µ* 0.250%, 04/01/18	4,386,606
7,700,000	SanDisk Corp.µ* 0.500%, 10/15/20	7,678,055
2,900,000	ServiceNow, Inc.* 0.000%, 11/01/18	3,142,628
1,900,000	SINA Corp.* 1.000%, 12/01/18	1,765,290
4,300,000	SK Hynix, Inc. 2.650%, 05/14/15	5,276,035
469,000	SunEdison, Inc.* 2.000%, 10/01/18	558,291
2,800,000	Take-Two Interactive Software, Inc. 1.000%, 07/01/18	3,150,126
	Workday, Inc.*
1,000,000	1.500%, 07/15/20	1,277,635
1,000,000	0.750%, 07/15/18	1,244,330

		55,378,675

	Materials (0.9%)
1,550,000	Cemex SAB de CV 4.875%, 03/15/15	1,874,586
3,200,000	Glencore Finance Europe, SA 5.000%, 12/31/14	3,567,068

		5,441,654

	TOTAL CONVERTIBLE BONDS (Cost $137,688,426)	149,654,888

U.S. GOVERNMENT AND AGENCY SECURITY (0.2%)
1,050,000	United States Treasury Note~ 0.125%, 12/31/14 (Cost $1,050,000)	1,050,041

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (6.5%)
	Consumer Staples (0.3%)
16,750	Bunge, Ltd. 4.875%	1,729,438

	Energy (1.3%)
	Chesapeake Energy Corp.*
5,006	5.750%^µ	5,691,196
1,500	5.750%	1,727,813

		7,419,009

	Financials (1.6%)
65,000	Affiliated Managers Group, Inc.µ 5.150%	3,936,562
151,000	MetLife, Inc. 5.000%	4,401,650

NUMBER OF SHARES			VALUE

23,333		Weyerhaeuser Company^ 6.375%	$1,250,649

			9,588,861

		Industrials (2.1%)
14,800		Genesee & Wyoming, Inc. 5.000%	1,812,260
10,000		Stanley Black & Decker, Inc.^# 6.250%	1,017,500
148,500		United Technologies Corp.^µ 7.500%	9,567,855

			12,397,615

		Telecommunication Services (0.9%)
29,000		Crown Castle International Corp. 4.500%	2,844,610
43,000		Intelsat, SA 5.750%	2,258,575

			5,103,185

		Utilities (0.3%)
35,000		NextEra Energy, Inc. 5.799%	1,855,000

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $35,713,822)	38,093,108

COMMON STOCKS (70.2%)
		Consumer Discretionary (9.7%)
10,500		Amazon.com, Inc.^µ #	3,766,245
38,500		Carnival Corp.^µ	1,508,815
28,000		Comcast Corp - Class A~	1,524,600
27,500	CHF	Compagnie Financière Richemont, SA	2,543,888
42,800		Delphi Automotive, PLC	2,606,092
100,000		Ford Motor Company^	1,496,000
400,000	AUD	Harvey Norman Holdings, Ltd.µ	1,047,785
14,800		Home Depot, Inc.^µ	1,137,380
11,400	KRW	Hyundai Motor Company	2,474,088
13,500		Las Vegas Sands Corp.µ	1,033,020
10,800		McDonald’s Corp.µ	1,017,036
65,000		Melco Crown Entertainment, Ltd.#	2,664,350
650,000	HKD	MGM China Holdings, Ltd.	2,547,628
45,500		Michael Kors Holdings, Ltd.#	3,636,815
70,000	EUR	Moncler, S.p.A.#	1,333,054
14,600		Nike, Inc. - Class Bµ	1,063,610
83,000	JPY	Panasonic Corp.^	940,693
9,000	EUR	Porsche Automobil Holding, SEµ	878,047
1,100		Priceline.com, Inc.µ#	1,259,379
14,500		Starbucks Corp.^µ	1,031,240
11,050	CHF	Swatch Group, AG	6,567,300
15,000		TJX Companies, Inc.µ	860,400
70,200	JPY	Toyota Motor Corp.	4,016,820
46,800		Walt Disney Company^µ	3,398,148
9,000		Whirlpool Corp.	1,199,700
260,000	GBP	WPP, PLC	5,447,637

			56,999,770

		Consumer Staples (5.4%)
335,000	BRL	AMBEV, SA	2,233,565
71,900	JPY	Asahi Group Holdings, Ltd.	1,955,257
55,400		Coca-Cola Company^µ	2,095,228
25,000		Costco Wholesale Corp.µ	2,809,000

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

106,500	EUR	Danone	$7,030,925
26,500		Lorillard, Inc.^	1,304,330
24,000		Mondelez International, Inc.	786,000
57,350	CHF	Nestlé, SA	4,156,232
11,000		Philip Morris International, Inc.^µ	859,540
39,000	GBP	SABMiller, PLC	1,752,287
67,000	JPY	Seven & I Holdings Company, Ltd.	2,689,968
32,000		Wal-Mart Stores, Inc.^µ	2,389,760
31,000		Walgreen Company	1,777,850

			31,839,942

		Energy (6.7%)
875,000	GBP	BP, PLC	6,857,425
10,300		Cameron International Corp.µ#	617,691
19,500		Chevron Corp.^µ	2,176,785
40,000		ConocoPhillips^µ	2,598,000
18,400		Continental Resources, Inc.^#	2,027,680
23,500		Devon Energy Corp.^µ	1,391,670
95,000	EUR	ENI, S.p.A.µ	2,157,322
180,000	CAD	Ensign Energy Services, Inc.	2,658,586
5,050		EOG Resources, Inc.µ	834,462
40,500		Exxon Mobil Corp.^µ	3,732,480
24,000		Noble Corp., PLC^µ	744,720
20,000		Phillips 66^µ	1,461,800
82,300	GBP	Royal Dutch Shell, PLCµ	2,851,003
26,700		Schlumberger, Ltd.^µ	2,338,119
73,000	CAD	Suncor Energy, Inc.µ	2,398,267
74,000	EUR	TOTAL, SA	4,221,823

			39,067,833

		Financials (10.9%)
440,000	GBP	Aberdeen Asset Management, PLC	2,822,150
410,000	HKD	AIA Group, Ltd.	1,889,915
20,500		Allstate Corp.µ	1,049,600
9,900		American Express Company	841,698
30,200		American International Group, Inc.µ	1,448,392
95,000	AUD	ASX, Ltd.^	2,958,421
105,000		Bank of America Corp.^µ	1,758,750
41,000		Bank of New York Mellon Corp.^µ	1,310,360
79,000		Blackstone Group, LPµ	2,587,250
73,500		Citigroup, Inc.^µ	3,486,105
91,000	CHF	Credit Suisse Group, AG#	2,741,916
240,000	SGD	DBS Group Holdings, Ltd.	3,099,473
29,000	EUR	Deutsche Böerse, AGµ	2,226,980
15,500		Discover Financial Services~	831,575
3,800	CAD	Fairfax Financial Holdings, Ltd.	1,462,339
23,500		First Republic Bank~	1,140,455
15,900		Franklin Resources, Inc.^µ	826,959
11,600		Goldman Sachs Group, Inc.µ	1,903,792
19,000		Hartford Financial Services Group, Inc.^µ	631,750
256,750	GBP	HSBC Holdings, PLC	2,634,702
77,500		JPMorgan Chase & Company^µ 4,290,400
80,000	CHF	Julius Baer Group, Ltd.#	3,878,426
99,000		Manulife Financial Corp.µ	1,824,570
86,500		Och-Ziff Capital Management Group, LLC - Class A	1,209,270
98,000	CAD	Power Financial Corp.µ	3,019,852
8,500		Prudential Financial, Inc.^µ	717,315
54,500	SEK	Svenska Handelsbanken, AB - A Shares	2,586,134
29,000		T. Rowe Price Group, Inc.^µ	2,274,760
88,000		Wells Fargo & Company^µ	3,989,920

NUMBER OF SHARES			VALUE

8,300	CHF	Zurich Insurance Group, AG^µ# $	2,406,509

			63,849,738

		Health Care (7.0%)
17,000		Abbott Laboratoriesµ	623,220
17,000		AbbVie, Inc.µ	836,910
13,000		Amgen, Inc.^µ	1,546,350
11,700		Celgene Corp.µ#	1,777,581
34,250		Eli Lilly and Company^µ	1,849,842
28,400		Gilead Sciences, Inc.^#	2,290,460
22,200		Jazz Pharmaceuticals, PLC^#	3,366,852
26,700		Johnson & Johnson^µ	2,362,149
42,000		Medtronic, Inc.^µ	2,375,520
16,750		Merck & Company, Inc.^µ	887,248
273,625	DKK	Novo Nordisk, A/S - Class B	10,831,443
95,800		Pfizer, Inc.^µ	2,912,320
25,000	CHF	Roche Holding, AGµ	6,859,142
18,000		WellPoint, Inc.^	1,548,000
12,700		Zimmer Holdings, Inc.^	1,193,419

			41,260,456

		Industrials (8.6%)
270,000	CHF	ABB, Ltd.µ#	6,715,801
36,500	EUR	Airbus Group, NV	2,585,854
54,000	EUR	ALSTOM	1,525,291
610,000	GBP	BAE Systems, PLC	4,303,477
5,600		Boeing Company	701,456
35,000	EUR	Bouygues, SA	1,337,767
43,500		Chicago Bridge & Iron Company, NV~	3,262,065
37,300		Eaton Corp., PLC	2,726,257
11,000		Fortune Brands Home & Security, Inc.^	495,660
242,500		General Electric Company^µ	6,094,025
503,070	GBP	Hays, PLC	1,096,238
41,000		Honeywell International, Inc.^µ	3,740,430
113,000	HKD	Hutchison Whampoa, Ltd.	1,399,385
75,000	JPY	Komatsu, Ltd.	1,583,162
160,100	EUR	Koninklijke Philips, NVµ	5,554,532
47,000	EUR	Krones, AG	3,752,032
9,500		Union Pacific Corp.^µ	1,655,280
8,000		United Parcel Service, Inc.	761,840
8,300		United Technologies Corp.µ	946,366

			50,236,918

		Information Technology (14.5%)
96,850		Accenture, PLC - Class Aµ	7,736,378
18,300		Apple, Inc.µ	9,160,980
60,000	JPY	Canon, Inc.µ	1,752,652
29,500	EUR	Cap Gemini, SA	2,006,706
60,000	EUR	Dialog Semiconductor, PLC#	1,163,710
29,600		eBay, Inc.^µ #	1,574,720
6,250		Google, Inc.^µ #	7,381,063
435,000	SEK	LM Ericsson Telephone Company	5,326,517
85,000	CHF	Logitech International, SAµ	1,336,203
20,000		MasterCard, Inc. - Class A^µ	1,513,600
242,000	TWD	MediaTek, Inc.	3,225,062
45,000		Micron Technology, Inc.^#	1,036,800
75,000		Microsoft Corp.^µ	2,838,750
6,428		Motorola Solutions, Inc.^µ	410,106
20,400	JPY	Nintendo Company, Ltd.µ	2,339,799
580,000	EUR	Nokia, OYJ#	4,014,077
31,600		Oracle Corp.^µ	1,166,040
12,500		QUALCOMM, Inc.µ	927,750
16,000		Salesforce.com, Inc.^#	968,480

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

3,260	KRW	Samsung Electronics Company, Ltd.	$3,860,521
103,300	EUR	SAP, AG	7,903,446
42,900	EUR	Software, AG^	1,591,451
1,337,000		TWD Taiwan Semiconductor Manufacturing Company, Ltd.	4,603,899
125,600	HKD	Tencent Holdings, Ltd.	8,805,806
8,000		VMware, Inc. - Class A^#	721,120
250,000	JPY	Yahoo! Japan Corp.^	1,411,321

			84,776,957

		Materials (2.9%)
64,000	GBP	Anglo American, PLC	1,509,055
154,000	CAD	Barrick Gold Corp.	2,967,309
13,500		Cliffs Natural Resources, Inc.^	260,820
41,000		Dow Chemical Company^µ	1,865,910
135,000	CAD	Goldcorp, Inc.µ	3,368,485
10,099	EUR	Koninklijke DSM, NV	668,501
160,000	AUD	Newcrest Mining Ltd.µ	1,319,712
51,000	GBP	Rio Tinto, PLCµ	2,712,608
280,000	CAD	Yamana Gold, Inc.µ	2,622,133

			17,294,533

		Telecommunication Services (4.1%)
187,000		América Móvil, SAB de CV^µ	3,975,620
145,000		AT&T, Inc.^µ	4,831,400
96,000	EUR	Orange, SAµ	1,188,406
17,500	KRW	SK Telecom Company, Ltd.	3,525,993
36,000	JPY	SoftBank Corp.	2,606,287
2,157,000	GBP	Vodafone Group, PLCµ	7,993,236

			24,120,942

		Utilities (0.4%)
10,500		Exelon Corp.^µ	304,500
45,801	EUR	GDF Suezµ	1,010,987
29,000	EUR	RWE, AGµ	1,070,055

			2,385,542

		TOTAL COMMON STOCKS (Cost $465,377,249)	411,832,631

NUMBER OF CONTRACTS			VALUE
PURCHASED OPTIONS (0.2%)#
		Consumer Discretionary (0.0%)
160		Michael Kors Holdings, Ltd. Call, 01/17/15, Strike $82.50	165,600

		Health Care (0.2%)
1,170		Mylan, Inc. Call, 01/17/15, Strike $45.00	687,375
60		Regeneron Pharmaceuticals, Inc. Call, 01/17/15, Strike $250.00 421,200

			1,108,575

NUMBER OF CONTRACTS		VALUE

	Information Technology (0.0%)
85	Linkedin Corp. Call, 01/17/15, Strike $240.00	$233,325

	TOTAL PURCHASED OPTIONS (Cost $1,745,302)	1,507,500

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENT (4.4%)
25,634,776	Fidelity Prime Money Market Fund - Institutional Class (Cost $25,634,776)	25,634,776

TOTAL INVESTMENTS (140.9%) (Cost $857,932,741)		826,618,432

LIABILITIES, LESS OTHER ASSETS (-40.9%)		(239,961,588)

NET ASSETS (100.0%)		$586,656,844

NUMBER OF SHARES		VALUE
COMMON STOCKS SOLD SHORT (-1.3%)#
	Consumer Discretionary (-0.3%)
(74,000)	MGM Resorts International#	(1,802,640)

	Energy (-0.1%)
(57,827)	Newpark Resources, Inc.#	(656,915)

	Health Care (-0.3%)
(29,400)	LifePoint Hospitals, Inc.	(1,558,494)

	Information Technology (-0.6%)
(114,500)	Ciena Corp.	(2,671,285)
(40,000)	Mentor Graphics Corp.	(832,000)
(13,220)	Photronics, Inc.#	(109,726)

		(3,613,011)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $5,574,198)	(7,631,060)

NOTES TO SCHEDULE OF INVESTMENTS

^	Security, or portion of security, is on loan.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $413,556,970. $103,553,586 of the collateral has been re-registered by the counterparty, BNP (see Note 4 - Borrowings).
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options, swaps and securities sold short. The aggregate value of such securities is $4,559,481.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2014.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

INTEREST RATE SWAPS

Counterparty	Fixed Rate (Fund Pays)	Floating Rate (Fund Receives)	Termination Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas, SA	2.535% quarterly	3 month LIBOR	03/09/14	$80,000,000	$(468,760)
BNP Paribas, SA	1.140% quarterly	3 month LIBOR	03/14/17	34,000,000	(352,474)

					$(821,234)

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2014 (UNAUDITED)

	Value	% of Total Investments
US Dollar	$563,999,345	68.9%
European Monetary Unit	73,058,132	8.9%
British Pound Sterling	39,979,818	4.9%
Swiss Franc	37,205,417	4.5%
Japanese Yen	21,276,801	2.6%
Canadian Dollar	18,496,971	2.3%
Hong Kong Dollar	14,642,734	1.8%
Swedish Krona	11,148,192	1.4%
Danish Krone	10,831,443	1.3%
South Korean Won	9,860,602	1.2%
New Taiwan Dollar	7,828,961	0.9%
Australian Dollar	5,325,918	0.6%
Singapore Dollar	3,099,473	0.4%
Brazilian Real	2,233,565	0.3%

Total Investments Net of Common Stocks Sold Short	$818,987,372	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Global Dynamic Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 10, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 27, 2007. The Fund’s investment objective is to generate a high level of current income with a secondary objective of capital appreciation.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principle exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principle exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2014.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of January 31, 2014. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows:

Cost basis of investments	$864,855,003

Gross unrealized appreciation	74,140,686
Gross unrealized depreciation	(112,377,257)

Net unrealized appreciation (depreciation)	$(38,236,571)

NOTE 3 — SHORT SALES

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statement of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

NOTE 4 — BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $127.5 million and a lending agreement, as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to an initial limit of $127.5 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). BNP and SSB share an equal claim on the pledged collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. Interest on the SSB agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is .20%). For the period ended January 31, 2014, the average borrowings under the Agreements were $230.0 million. For the period ended January 31, 2014, the average interest rate was 0.69%. As of January 31, 2014, the amount of total outstanding borrowings was $230.0 million, which approximates fair value. The interest rate applicable to the borrowings on January 31, 2014 was 0.89%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current

Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the securities Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. As of January 31, 2014, the Fund used approximately $54.8 million of its cash collateral to offset the SSB Agreement, representing 6.7% of managed assets, and was required to pay a “net income” payment equal to an annualized interest rate of 0.22%, which can fluctuate depending on interest rates.

NOTE 5 — INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 4 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 6 — FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$198,845,488	$—	$198,845,488
Convertible Bonds	—	149,654,888	—	149,654,888
U.S. Government and Agency Security	—	1,050,041	—	1,050,041
Convertible Preferred Stocks	25,008,099	13,085,009	—	38,093,108
Common Stocks	202,628,689	209,203,942	—	411,832,631
Purchased Options	1,507,500	—	—	1,507,500
Short Term Investment	25,634,776	—	—	25,634,776

Total	$254,779,064	$571,839,368	$—	$826,618,432

Liabilities:
Common Stocks Sold Short	$7,631,060	$—	$—	$7,631,060
Interest Rate Swaps	—	821,234	—	821,234

Total	$7,631,060	$821,234	$—	$8,452,294

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 24, 2014

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 24, 2014